Treasury risk management - Narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Treasury Risk Management [Line Items]
Period of undrawn revolving bilateral credit facility (in days)	364 days
Revolving credit facility | $				$ 7,965	$ 7,965
Bilateral credit facility	€ 1,500
Future minimum sublease payments expected to be received	53	€ 63
Commodity derivatives	570	276
Cumulative gain (loss)	(153)	(89)
Derivative financial liabilities	184	315
Finance income/(cost)	(354)	(505)	€ (627)
Impact on equity trade related cash flow hedges
Disclosure Of Treasury Risk Management [Line Items]
Credit exposure	23,600	24,600
Impact on equity - net investment in group companies
Disclosure Of Treasury Risk Management [Line Items]
Retranslation impact from net investment in group companies	2,363	2,461
Commodity price risk | Adjustment Basis To Inventory Purchased
Disclosure Of Treasury Risk Management [Line Items]
Adjustment basis to inventory purchased	(114)	66
Currency risk
Disclosure Of Treasury Risk Management [Line Items]
Gain (loss) in cash flow hedge reserve		35
Financial assets and liabilities other than functional currency amount	€ 230	274
Impact of change in exchange rate	10.00%			10.00%
Net investment in foreign operations	€ 9,900	9,200
Net Investment in foreign operations in GBP	5,900	5,500
Currency risk | Ten percentage strengthening against other currencies
Disclosure Of Treasury Risk Management [Line Items]
Net investment hedges nominal value	3,000	4,000
Impact on equity - net investment hedges	303	404
Currency risk | Ten Percentage Increase in Commodity Price Risk
Disclosure Of Treasury Risk Management [Line Items]
Gain (loss) in cash flow hedge reserve	61
Currency risk | Ten Percent Weakening Of Currencies Of Group Companies
Disclosure Of Treasury Risk Management [Line Items]
Foreign exchange gain	23
Net foreign exchange loss		27
Impact on equity - trade-related cash flow hedges	€ 113	€ 120
Interest rate risk
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected financial liability	87.00%
Average interest rate on short term borrowings	0.70%	1.60%
Credit in equity from derivatives in cash flow hedge	€ 3	€ 11
Debit in equity from derivatives in cash flow hedge	€ 4	12
Interest rate risk | 2022
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected financial liability	75.00%
Interest rate risk | 2023
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected financial liability	70.00%
Interest rate risk | One percentage weakening in floating interest rate
Disclosure Of Treasury Risk Management [Line Items]
Finance income/(cost)	€ 77	40
Interest rate risk | Cash flow hedges | Interest rate swap contract
Disclosure Of Treasury Risk Management [Line Items]
Derivative financial liabilities	3,300	3,700
Interest rate risk | Fair value hedges | Interest rate swap contract
Disclosure Of Treasury Risk Management [Line Items]
Derivative financial liabilities	€ 1,350	€ 500